INVESTMENTS, Amortized Cost Investments (Details ) S/ in Thousands		12 Months Ended
		Dec. 31, 2021 PEN (S/) Item	Dec. 31, 2020 PEN (S/) Item
Carrying amount [Abstract]
Investments before accrued interest		S/ 8,094,109	S/ 4,857,581
Accrued interest		171,450	104,801
Total investments at amortized cost		8,265,559	4,962,382
Fair value [Abstract]
Investments before accrued interest		7,768,223	5,561,211
Accrued interest		171,450	104,801
Total investments		7,939,673	5,666,012
Financial assets at amortized cost, class [member]
Investments amortized costs [Abstract]
Expected loss on investments		2,800	700
Financial assets, at fair value		S/ 3,854,000	S/ 2,766,200
Certificates of Payment on Work Progress [Member]
Investments amortized costs [Abstract]
Number of certificates of deposits | Item		89	121
Minimum [Member] | Certificates of Payment on Work Progress [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		2.32%	2.42%
Maximum [Member] | Certificates of Payment on Work Progress [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		4.26%	3.47%
The Soles [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		3.62%	0.74%
The Soles [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		6.77%	5.06%
US Dollars [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		0.71%
US Dollars [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		4.50%
Other Currencies [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		0.00%	0.00%
Other Currencies [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		2.96%	3.05%
Peruvian Sovereign Bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[1]	S/ 7,438,364	S/ 4,739,588
Fair value [Abstract]
Investments before accrued interest	[1]	7,169,787	5,438,925
Corporate Bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[1]	420,263
Fair value [Abstract]
Investments before accrued interest	[1]	419,069
Subordinated Bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[1]	86,861
Fair value [Abstract]
Investments before accrued interest	[1]	86,412
Certificates of Payment on Work Progress [Member]
Carrying amount [Abstract]
Investments before accrued interest	[2]	74,499	89,084
Fair value [Abstract]
Investments before accrued interest	[2]	19,310	93,591
Foreign Government Bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[1]	74,122	28,909
Fair value [Abstract]
Investments before accrued interest	[1]	S/ 73,645	S/ 28,695
Bonds Issued by Colombia Government [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		0.00%

[1]	As of December 31, 2021, said bonds have maturities between January 2022 and February 2042, accruing interest at an annual effective interest rate between 3.62 percent and 6.77 percent on bonds denominated in soles, between 0.71 percent and 4.50 percent on bonds denominated in US dollar, and between 0.00 percent and 2.96 percent annual on bonds issued in other currencies (as of December 31, 2020, have maturities between January 2021 and February 2042, accruing interest at an annual effective interest rate between 0.74 percent and 5.06 percent on bonds denominated in soles and between 0.00 percent and 3.05 percent on bonds issued in other currencies). It is worth mentioning that the instruments with an interest rate of 0.00 percent corresponds to bonds issued by the Colombian Government, whose issue indicators on the date of acquisition were at very low levels; however, MiBanco Colombia invested in these instruments because it is a Colombian company that must invest in them according to local regulations, with the objective that the funds acquired by the Colombian Government are destined for the development and incentive of certain economic sectors.Likewise, Credicorp Management has determined that as of December 31, 2021, the difference between amortized cost and the fair value of these investments is temporary in nature and Credicorp has the intention and ability to hold each of these investments until its maturity.As of December 31, 2021, the Group has repurchase agreement transactions for investments at amortized cost for an estimated fair value of S/3,854.0 million (S/2,766.2 million as of December 31, 2020), the related liability for which is presented in the caption “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see note 5(c).
[2]	As of December 31, 2021 there are 89 certificates of Annual Recognition of Payment on Work Progress - CRPAO from Spanish acronym (121 CRPAOs as of December 31, 2020), issued by the Peruvian Government to finance projects and concessions. Said issuance is a mechanism established in the concession agreement signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment matures between January 2022 and April 2026, accruing interest at an annual effective rate between 2.32 percent and 4.26 percent (between January 2021 and April 2026, accruing interest at an annual effective rate between 2.42 percent and 3.47 percent as of December 31, 2020).